Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of Cash and Cash Equivalents and Restricted Cash

The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows is as follows:

	Successor		Predecessor
	March 31, 2021	December 31, 2020	February 9, 2020
Cash and cash equivalents	$86,977	$99,896	$33,333
Restricted cash	1,916	1,614	2,642
Restricted cash, long term	107,841	113,938	12,384

Total cash and cash equivalents and restricted cash	$196,734	$215,448	$48,359

The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the consolidated statements of cash flows is as follows:

	Successor	Predecessor
	December 31, 2020	February 9, 2020	December 31, 2019
Cash and cash equivalents	$99,896	$33,333	$62,892
Restricted cash	1,614	2,642	1,140
Restricted cash, long term	113,938	12,384	14,014

Total cash and cash equivalents and restricted cash	$215,448	$48,359	$78,046

Schedule of Balances and Changes in Allowance for Doubtful Accounts

The balances of and changes in the allowance for doubtful accounts are as follows:

	Successor	Predecessor
	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to February 9, 2020	Year ended December 31, 2019
Beginning balance	$509	$491	$—
Allowance for doubtful accounts	323	26	761
Write-offs, net	(17)	—	—
Foreign currency translation	22	(8)	(270)

Ending balance	$837	$509	$491